UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

March 31, 2012

Semi-Annual Repor t

Legg Mason

Batterymarch

S&P 500

Index Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch S&P 500 Index Fund

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch S&P 500 Index Fund for the six-month reporting period ended March 31, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Financial Officer

April 27, 2012

Legg Mason Batterymarch S&P 500 Index Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended March 31, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.8% in the third quarter of 2011. The economy then gathered further momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. However, economic growth in the U.S. then moderated somewhat, as the Commerce Department’s initial estimate for first quarter 2012 GDP growth was 2.2%.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.0%. Unemployment then generally declined over the next six months and was 8.2% in March 2012, the lowest rate since February 2009. The housing market showed some positive signs, although it still appears to be searching for a bottom. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. However, the inventory of unsold homes moved lower versus the previous month in March 2012 and home prices increased. The NAR reported that the median existing-home price for all housing types was $163,800 in March 2012, up 2.5% from March 2011.

After experiencing a soft patch in the summer of 2011, the manufacturing sector expanded at a stronger pace during much of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011, it had a reading of 50.6, its lowest reading in two years (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. After dipping to 52.4 in February, the PMI rose to 53.4 in March. In addition, fifteen of the eighteen industries tracked by the Institute for Supply Management expanded in March. In contrast, only nine and eleven industries expanded in January and February 2012, respectively.

IV	Legg Mason Batterymarch S&P 500 Index Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” The Fed repeated this point at its meeting in April (after the reporting period ended), saying “To support a stronger economic recovery and to help ensure that inflation, over time, is at the rate most consistent with its dual mandate, the Committee expects to maintain a highly accommodative stance for monetary policy.”

Performance review

For the six months ended March 31, 2012, Class A shares of Legg Mason Batterymarch S&P 500 Index Fund returned 25.58%. The Fund’s unmanaged benchmark, the S&P 500 Indexv, returned 25.89% for the same period. The Lipper S&P 500 Index Objective Funds Category Average1 returned 25.50% over the same time frame.

Performance Snapshot as of March 31, 2012 (unaudited)
6 months
Legg Mason Batterymarch S&P 500 Index Fund:
Class A	25.58%
Class D	25.66%
S&P 500 Index	25.89%
Lipper S&P 500 Index Objective Funds Category Average[1]	25.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 31, 2012, the gross total annual operating expense ratios for Class A and Class D were 0.61% and 0.49%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 157 funds in the Fund’s Lipper category.

Legg Mason Batterymarch S&P 500 Index Fund	V

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market experienced strong returns during the period. Risk appetite was robust in October 2011, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. While a flight to quality occurred in November due to renewed fears regarding the situation in Europe, risk appetite returned over the last four months of the period as the U.S. economy gained further traction. All told, for the six months ended March 31, 2012, the S&P 500 Index returned 25.89%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns during the six months ended March 31, 2012, with the small-cap Russell 2000 Indexvi returning 29.83%. In contrast, the large-cap Russell 1000 Indexvii and the Russell Midcap Indexviii returned 26.27% and 26.84%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 27.12% and 25.97%, respectively.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Financial Officer

April 27, 2012

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason Batterymarch S&P 500 Index Fund

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. .

viii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2012 and September 30, 2011 and does not include derivatives, such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2011 and held for the six months ended March 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypo thetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	25.58%	$1,000.00	$1,255.80	0.59%	$3.33	Class A	5.00%	$1,000.00	$1,022.05	0.59%	$2.98
Class D	25.66	1,000.00	1,256.60	0.39	2.20	Class D	5.00	1,000.00	1,023.05	0.39	1.97

[1]	For the six months ended March 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 99.5%
Consumer Discretionary — 11.0%
Auto Components — 0.3%
BorgWarner Inc.	2,122	$178,970	*
Goodyear Tire & Rubber Co.	4,784	53,676	*
Johnson Controls Inc.	13,362	433,998
Total Auto Components		666,644
Automobiles — 0.4%
Ford Motor Co.	73,830	922,137
Harley-Davidson Inc.	4,489	220,320
Total Automobiles		1,142,457
Distributors — 0.1%
Genuine Parts Co.	3,053	191,576
Diversified Consumer Services — 0.1%
Apollo Group Inc., Class A Shares	2,220	85,781	*
DeVry Inc.	1,188	40,237
H&R Block Inc.	5,824	95,921
Total Diversified Consumer Services		221,939
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	8,939	286,763
Chipotle Mexican Grill Inc.	616	257,488	*
Darden Restaurants Inc.	2,513	128,565
International Game Technology	5,810	97,550
Marriott International Inc., Class A Shares	5,256	198,940
McDonald’s Corp.	20,104	1,972,202
Starbucks Corp.	14,867	830,917
Starwood Hotels & Resorts Worldwide Inc.	3,859	217,686
Wyndham Worldwide Corp.	2,883	134,088
Wynn Resorts Ltd.	1,566	195,562
Yum! Brands Inc.	9,055	644,535
Total Hotels, Restaurants & Leisure		4,964,296
Household Durables — 0.3%
D.R. Horton Inc.	5,421	82,237
Harman International Industries Inc.	1,379	64,551
Leggett & Platt Inc.	2,765	63,623
Lennar Corp., Class A Shares	3,168	86,106
Newell Rubbermaid Inc.	5,648	100,591
Pulte Homes Inc.	6,554	58,003	*
Stanley Black & Decker Inc.	3,311	254,814

See Notes to Financial Statements.

4	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Household Durables — continued
Whirlpool Corp.	1,470	$112,984
Total Household Durables		822,909
Internet & Catalog Retail — 1.0%
Amazon.com Inc.	7,130	1,443,896	*
Expedia Inc.	1,887	63,101
Netflix Inc.	1,075	123,668	*
Priceline.com Inc.	995	713,913	*
TripAdvisor Inc.	1,946	69,414	*
Total Internet & Catalog Retail		2,413,992
Leisure Equipment & Products — 0.1%
Hasbro Inc.	2,286	83,942
Mattel Inc.	6,638	223,435
Total Leisure Equipment & Products		307,377
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A Shares	4,214	61,861
CBS Corp., Class B Shares	12,822	434,794
Comcast Corp., Class A Shares	52,838	1,585,668
DIRECTV, Class A Shares	13,379	660,120	*
Discovery Communications Inc., Class A Shares	5,090	257,554	*
Gannett Co. Inc.	4,665	71,514
Interpublic Group of Cos. Inc.	8,805	100,465
McGraw-Hill Cos. Inc.	5,511	267,118
News Corp., Class A Shares	42,367	834,206
Omnicom Group Inc.	5,358	271,383
Scripps Networks Interactive, Class A Shares	1,853	90,223
Time Warner Cable Inc.	6,184	503,996
Time Warner Inc.	19,229	725,895
Viacom Inc., Class B Shares	10,657	505,781
Walt Disney Co.	35,338	1,547,098
Washington Post Co., Class B Shares	94	35,116
Total Media		7,952,792
Multiline Retail — 0.8%
Big Lots Inc.	1,290	55,496	*
Dollar Tree Inc.	2,349	221,957	*
Family Dollar Stores Inc.	2,293	145,101
J.C. Penney Co. Inc.	2,807	99,452
Kohl’s Corp.	4,930	246,648
Macy’s Inc.	8,127	322,886

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	5

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Multiline Retail — continued
Nordstrom Inc.	3,130	$174,403
Sears Holdings Corp.	760	50,350	*
Target Corp.	13,203	769,339
Total Multiline Retail		2,085,632
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A Shares	1,667	82,700
AutoNation Inc.	894	30,673	*
AutoZone Inc.	539	200,400	*
Bed Bath & Beyond Inc.	4,680	307,804	*
Best Buy Co. Inc.	5,577	132,063
CarMax Inc.	4,464	154,678	*
GameStop Corp., Class A Shares	2,689	58,728
Gap Inc.	6,421	167,845
Home Depot Inc.	30,304	1,524,594
Limited Brands Inc.	4,835	232,080
Lowe’s Cos. Inc.	24,148	757,764
O’Reilly Automotive Inc.	2,491	227,553	*
Ross Stores Inc.	4,497	261,276
Sherwin-Williams Co.	1,698	184,522
Staples Inc.	13,603	220,096
Tiffany & Co.	2,466	170,475
TJX Cos. Inc.	14,764	586,278
Urban Outfitters Inc.	2,176	63,343	*
Total Specialty Retail		5,362,872
Textiles, Apparel & Luxury Goods — 0.7%
Coach Inc.	5,717	441,810
NIKE Inc., Class B Shares	7,275	788,901
Ralph Lauren Corp.	1,272	221,748
V.F. Corp.	1,732	252,837
Total Textiles, Apparel & Luxury Goods		1,705,296
Total Consumer Discretionary		27,837,782
Consumer Staples — 10.7%
Beverages — 2.5%
Beam Inc.	3,105	181,860
Brown-Forman Corp., Class B Shares	1,969	164,195
Coca-Cola Co.	44,562	3,298,034
Coca-Cola Enterprises Inc.	5,888	168,397
Constellation Brands Inc., Class A Shares	3,416	80,583	*

See Notes to Financial Statements.

6	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Beverages — continued
Dr. Pepper Snapple Group Inc.	4,147	$166,751
Molson Coors Brewing Co., Class B Shares	3,105	140,501
PepsiCo Inc.	31,156	2,067,201
Total Beverages		6,267,522
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	8,513	772,980
CVS Caremark Corp.	25,911	1,160,813
Kroger Co.	11,312	274,090
Safeway Inc.	5,267	106,446
SUPERVALU Inc.	4,173	23,828
Sysco Corp.	11,524	344,107
Wal-Mart Stores Inc.	34,441	2,107,789
Walgreen Co.	17,307	579,611
Whole Foods Market Inc.	3,188	265,242
Total Food & Staples Retailing		5,634,906
Food Products — 1.8%
Archer-Daniels-Midland Co.	13,008	411,833
Campbell Soup Co.	3,498	118,407
ConAgra Foods Inc.	8,138	213,704
Dean Foods Co.	3,619	43,826	*
General Mills Inc.	12,830	506,144
H.J. Heinz Co.	6,329	338,918
Hershey Co.	3,022	185,339
Hormel Foods Corp.	2,723	80,383
J.M. Smucker Co.	2,236	181,921
Kellogg Co.	4,835	259,301
Kraft Foods Inc., Class A Shares	34,903	1,326,663
McCormick & Co. Inc., Non Voting Shares	2,652	144,349
Mead Johnson Nutrition Co., Class A Shares	4,061	334,951
Sara Lee Corp.	11,807	254,205
Tyson Foods Inc., Class A Shares	5,802	111,108
Total Food Products		4,511,052
Household Products — 2.1%
Clorox Co.	2,544	174,900
Colgate-Palmolive Co.	9,414	920,501
Kimberly-Clark Corp.	7,751	572,721
Procter & Gamble Co.	54,170	3,640,766
Total Household Products		5,308,888

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	7

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Personal Products — 0.2%
Avon Products Inc.	8,408	$162,779
Estee Lauder Cos. Inc., Class A Shares	4,359	269,996
Total Personal Products		432,775
Tobacco — 1.9%
Altria Group Inc.	40,411	1,247,487
Lorillard Inc.	2,567	332,375
Philip Morris International Inc.	34,026	3,015,044
Reynolds American Inc.	6,606	273,753
Total Tobacco		4,868,659
Total Consumer Staples		27,023,802
Energy — 11.2%
Energy Equipment & Services — 1.8%
Baker Hughes Inc.	8,777	368,107
Cameron International Corp.	4,895	258,603	*
Diamond Offshore Drilling Inc.	1,399	93,383
FMC Technologies Inc.	4,752	239,596	*
Halliburton Co.	18,281	606,746
Helmerich & Payne Inc.	2,149	115,939
Nabors Industries Ltd.	5,824	101,862	*
National-Oilwell Varco Inc.	8,657	687,972
Noble Corp.	5,136	192,446	*
Rowan Cos. Inc.	2,467	81,238	*
Schlumberger Ltd.	26,580	1,858,739
Total Energy Equipment & Services		4,604,631
Oil, Gas & Consumable Fuels — 9.4%
Alpha Natural Resources Inc.	4,443	67,578	*
Anadarko Petroleum Corp.	9,936	778,386
Apache Corp.	7,683	771,681
Cabot Oil & Gas Corp.	4,099	127,766
Chesapeake Energy Corp.	13,189	305,589
Chevron Corp.	39,121	4,195,336
ConocoPhillips	25,415	1,931,794
CONSOL Energy Inc.	4,568	155,769
Denbury Resources Inc.	7,760	141,465	*
Devon Energy Corp.	8,089	575,290
El Paso Corp.	15,310	452,410
EOG Resources Inc.	5,345	593,829
Exxon Mobil Corp.	93,204	8,083,583

See Notes to Financial Statements.

8	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Hess Corp.	6,028	$355,351
Marathon Oil Corp.	14,083	446,431
Marathon Petroleum Corp.	6,884	298,490
Murphy Oil Corp.	3,834	215,739
Newfield Exploration Co.	2,618	90,792	*
Noble Energy Inc.	3,510	343,208
Occidental Petroleum Corp.	16,213	1,543,964
Peabody Energy Corp.	5,522	159,917
Pioneer Natural Resources Co.	2,490	277,859
QEP Resources Inc.	3,536	107,848
Range Resources Corp.	3,157	183,548
Southwestern Energy Co.	7,010	214,506	*
Spectra Energy Corp.	12,850	405,418
Sunoco Inc.	2,106	80,344
Tesoro Corp.	2,751	73,837	*
Valero Energy Corp.	11,098	285,995
Williams Cos. Inc.	11,792	363,312
WPX Energy Inc.	3,911	70,437	*
Total Oil, Gas & Consumable Fuels		23,697,472
Total Energy		28,302,103
Financials — 14.8%
Capital Markets — 2.0%
Ameriprise Financial Inc.	4,388	250,687
Bank of New York Mellon Corp.	23,447	565,776
BlackRock Inc.	1,976	404,882
Charles Schwab Corp.	21,333	306,555
E*TRADE Financial Corp.	5,052	55,319	*
Federated Investors Inc., Class B Shares	1,854	41,548
Franklin Resources Inc.	2,796	346,788
Goldman Sachs Group Inc.	9,641	1,199,051
Invesco Ltd.	8,774	234,003
Legg Mason Inc.	2,451	68,456	(a)
Morgan Stanley	29,831	585,881
Northern Trust Corp.	4,732	224,533
State Street Corp.	9,601	436,846
T. Rowe Price Group Inc.	5,030	328,459
Total Capital Markets		5,048,784

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	9

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Commercial Banks — 2.8%
BB&T Corp.	13,767	$432,146
Comerica Inc.	3,899	126,172
Fifth Third Bancorp	17,920	251,776
First Horizon National Corp.	5,041	52,325
Huntington Bancshares Inc.	16,990	109,585
KeyCorp	18,606	158,151
M&T Bank Corp.	2,503	217,461
PNC Financial Services Group Inc.	10,440	673,276
Regions Financial Corp.	25,047	165,060
SunTrust Banks Inc.	10,525	254,389
U.S. Bancorp	37,594	1,190,978
Wells Fargo & Co.	103,114	3,520,312
Zions Bancorporation	3,666	78,672
Total Commercial Banks		7,230,303
Consumer Finance — 0.9%
American Express Co.	20,228	1,170,392
Capital One Financial Corp.	11,077	617,432
Discover Financial Services	10,566	352,271
SLM Corp.	10,111	159,349
Total Consumer Finance		2,299,444
Diversified Financial Services — 3.5%
Bank of America Corp.	215,682	2,064,077
Citigroup Inc.	58,252	2,129,111
CME Group Inc.	1,336	386,545
IntercontinentalExchange Inc.	1,415	194,449	*
JPMorgan Chase & Co.	75,072	3,451,810
Leucadia National Corp.	3,955	103,225
Moody’s Corp.	3,870	162,927
Nasdaq OMX Group Inc.	2,471	63,999	*
NYSE Euronext	5,061	151,881
Principal Financial Group Inc.	5,871	173,253
Total Diversified Financial Services		8,881,277
Insurance — 3.4%
ACE Ltd.	6,600	483,120
AFLAC Inc.	9,163	421,406
Allstate Corp.	9,837	323,834
American International Group Inc.	10,636	327,908	*
Aon Corp.	6,428	315,358

See Notes to Financial Statements.

10	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Assurant Inc.	1,707	$69,134
Berkshire Hathaway Inc., Class B Shares	34,715	2,817,122	*
Chubb Corp.	5,336	368,771
Cincinnati Financial Corp.	3,174	109,535
Genworth Financial Inc., Class A Shares	9,650	80,288	*
Hartford Financial Services Group Inc.	8,628	181,878
Lincoln National Corp.	5,715	150,647
Loews Corp.	6,010	239,619
Marsh & McLennan Cos. Inc.	10,651	349,246
MetLife Inc.	21,077	787,226
Progressive Corp.	11,953	277,071
Prudential Financial Inc.	9,330	591,429
Torchmark Corp.	1,978	98,603
Travelers Cos. Inc.	7,749	458,741
Unum Group	5,705	139,658
XL Group PLC	6,219	134,890
Total Insurance		8,725,484
Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	7,776	490,044
Apartment Investment and Management Co., Class A Shares	2,394	63,226
AvalonBay Communities Inc.	1,883	266,162
Boston Properties Inc.	2,955	310,245
Equity Residential	5,957	373,027
HCP Inc.	8,092	319,310
Health Care REIT Inc.	4,140	227,534
Host Hotels & Resorts Inc.	14,041	230,553
Kimco Realty Corp.	8,048	155,005
Plum Creek Timber Co. Inc.	3,185	132,369
Prologis Inc.	9,064	326,485
Public Storage Inc.	2,833	391,436
Simon Property Group Inc.	6,058	882,530
Ventas Inc.	5,699	325,413
Vornado Realty Trust	3,665	308,593
Weyerhaeuser Co.	10,536	230,949
Total Real Estate Investment Trusts (REITs)		5,032,881
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	6,500	129,740	*

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	11

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp Inc.	10,408	$76,082
People’s United Financial Inc.	7,095	93,938
Total Thrifts & Mortgage Finance		170,020
Total Financials		37,517,933
Health Care — 11.3%
Biotechnology — 1.2%
Amgen Inc.	15,673	1,065,607
Biogen Idec Inc.	4,728	595,586	*
Celgene Corp.	8,658	671,168	*
Gilead Sciences Inc.	14,909	728,305	*
Total Biotechnology		3,060,666
Health Care Equipment & Supplies — 2.0%
Baxter International Inc.	11,073	661,944
Becton, Dickinson & Co.	4,146	321,937
Boston Scientific Corp.	28,933	173,019	*
C.R. Bard Inc.	1,668	164,665
CareFusion Corp.	4,459	115,622	*
Covidien PLC	9,600	524,928
DENTSPLY International Inc.	2,814	112,926
Edwards Lifesciences Corp.	2,285	166,188	*
Hospira Inc.	3,271	122,303	*
Intuitive Surgical Inc.	776	420,398	*
Medtronic Inc.	20,551	805,394
St. Jude Medical Inc.	6,353	281,501
Stryker Corp.	6,385	354,240
Thermo Fisher Scientific Inc.	7,206	406,274
Varian Medical Systems Inc.	2,228	153,643	*
Zimmer Holdings Inc.	3,530	226,908
Total Health Care Equipment & Supplies		5,011,890
Health Care Providers & Services — 2.1%
Aetna Inc.	6,960	349,114
AmerisourceBergen Corp.	5,174	205,304
Cardinal Health Inc.	6,834	294,614
CIGNA Corp.	5,682	279,838
Coventry Health Care Inc.	2,794	99,383
DaVita Inc.	1,869	168,528	*
Express Scripts Inc.	9,596	519,911	*
Humana Inc.	3,240	299,635

See Notes to Financial Statements.

12	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — continued
Laboratory Corporation of America Holdings	1,924	$176,123	*
McKesson Corp.	4,873	427,703
Medco Health Solutions Inc.	7,672	539,342	*
Patterson Cos. Inc.	1,737	58,016
Quest Diagnostics Inc.	3,128	191,277
Tenet Healthcare Corp.	7,985	42,400	*
UnitedHealth Group Inc.	20,576	1,212,749
WellPoint Inc.	6,686	493,427
Total Health Care Providers & Services		5,357,364
Health Care Technology — 0.1%
Cerner Corp.	2,886	219,798	*
Life Sciences Tools & Services — 0.2%
Life Technologies Corp.	3,555	173,555	*
PerkinElmer Inc.	2,250	62,235
Waters Corp.	1,752	162,341	*
Total Life Sciences Tools & Services		398,131
Pharmaceuticals — 5.7%
Abbott Laboratories	31,329	1,920,154
Allergan Inc.	5,958	568,572
Bristol-Myers Squibb Co.	33,418	1,127,858
Eli Lilly & Co.	20,178	812,568
Forest Laboratories Inc.	5,241	181,810	*
Johnson & Johnson	54,169	3,572,987
Merck & Co. Inc.	60,338	2,316,979
Mylan Inc.	8,447	198,082	*
Perrigo Co.	1,815	187,508
Pfizer Inc.	149,700	3,392,202
Watson Pharmaceuticals Inc.	2,527	169,461	*
Total Pharmaceuticals		14,448,181
Total Health Care		28,496,030
Industrials — 10.4%
Aerospace & Defense — 1.9%
Boeing Co.	14,693	1,092,718
General Dynamics Corp.	7,014	514,687
Goodrich Corp.	2,492	312,597
Honeywell International Inc.	15,171	926,190
L-3 Communications Holdings Inc.	1,964	138,992
Lockheed Martin Corp.	5,250	471,765

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	13

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Aerospace & Defense — continued
Northrop Grumman Corp.	4,986	$304,545
Precision Castparts Corp.	2,877	497,433
Raytheon Co.	6,691	353,151
Rockwell Collins Inc.	2,925	168,363
Total Aerospace & Defense		4,780,441
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide Inc.	3,211	210,289
Expeditors International of Washington Inc.	4,245	197,435
FedEx Corp.	6,152	565,738
Ryder System Inc.	1,004	53,011
United Parcel Service Inc., Class B Shares	18,824	1,519,473
Total Air Freight & Logistics		2,545,946
Airlines — 0.1%
Southwest Airlines Co.	15,051	124,020
Building Products — 0.0%
Masco Corp.	6,949	92,908
Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	2,098	63,213
Cintas Corp.	2,190	85,673
Iron Mountain Inc.	3,370	97,056
Pitney Bowes Inc.	3,887	68,333
R.R. Donnelley & Sons Co.	3,515	43,551
Republic Services Inc.	6,236	190,572
Stericycle Inc.	1,680	140,515	*
Waste Management Inc.	9,155	320,059
Total Commercial Services & Supplies		1,008,972
Construction & Engineering — 0.2%
Fluor Corp.	3,366	202,095
Jacobs Engineering Group Inc.	2,542	112,788	*
Quanta Services Inc.	4,201	87,801	*
Total Construction & Engineering		402,684
Electrical Equipment — 0.5%
Cooper Industries PLC	3,114	199,140
Emerson Electric Co.	14,503	756,767
Rockwell Automation Inc.	2,801	223,240
Roper Industries Inc.	1,922	190,585
Total Electrical Equipment		1,369,732

See Notes to Financial Statements.

14	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Industrial Conglomerates — 3.0%
3M Co.	13,658	$1,218,430
General Electric Co.	207,678	4,168,097
Textron Inc.	5,454	151,785
Tyco International Ltd.	9,115	512,081
United Technologies Corp.	17,754	1,472,517
Total Industrial Conglomerates		7,522,910
Machinery — 2.2%
Caterpillar Inc.	12,769	1,360,154
Cummins Inc.	3,836	460,473
Danaher Corp.	11,291	632,296
Deere & Co.	7,983	645,825
Dover Corp.	3,625	228,157
Eaton Corp.	6,618	329,775
Flowserve Corp.	1,075	124,173
Illinois Tool Works Inc.	9,522	543,897
Ingersoll-Rand PLC	5,933	245,329
Joy Global Inc.	2,128	156,408
PACCAR Inc.	7,019	328,700
Pall Corp.	2,281	136,016
Parker Hannifin Corp.	2,971	251,198
Snap-on Inc.	1,147	69,933
Xylem Inc.	3,664	101,676
Total Machinery		5,614,010
Professional Services — 0.1%
Dun & Bradstreet Corp.	938	79,477
Equifax Inc.	2,358	104,365
Robert Half International Inc.	2,766	83,810
Total Professional Services		267,652
Road & Rail — 0.8%
CSX Corp.	20,844	448,563
Norfolk Southern Corp.	6,519	429,146
Union Pacific Corp.	9,500	1,021,060
Total Road & Rail		1,898,769
Trading Companies & Distributors — 0.2%
Fastenal Co.	5,814	314,538
W. W. Grainger Inc.	1,193	256,268
Total Trading Companies & Distributors		570,806
Total Industrials		26,198,850

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	15

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Information Technology — 20.6%
Communications Equipment — 2.2%
Cisco Systems Inc.	106,770	$2,258,186
F5 Networks Inc.	1,557	210,133	*
Harris Corp.	2,252	101,520
JDS Uniphase Corp.	4,524	65,553	*
Juniper Networks Inc.	10,408	238,135	*
Motorola Mobility Holdings Inc.	5,225	205,029	*
Motorola Solutions Inc.	5,857	297,711
QUALCOMM Inc.	33,505	2,279,010
Total Communications Equipment		5,655,277
Computers & Peripherals — 5.7%
Apple Inc.	18,309	10,975,696	*
Dell Inc.	30,061	499,012	*
EMC Corp.	40,543	1,211,425	*
Hewlett-Packard Co.	38,977	928,822
Lexmark International Inc., Class A Shares	1,379	45,838
NetApp Inc.	7,139	319,613	*
SanDisk Corp.	4,852	240,611	*
Western Digital Corp.	5,099	211,048	*
Total Computers & Peripherals		14,432,065
Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies Inc.	6,823	303,692
Amphenol Corp., Class A Shares	3,220	192,459
Corning Inc.	30,021	422,695
FLIR Systems Inc.	3,052	77,246
Jabil Circuit Inc.	3,623	91,010
Molex Inc.	2,714	76,318
TE Connectivity Ltd.	8,500	312,375
Total Electronic Equipment, Instruments & Components		1,475,795
Internet Software & Services — 1.9%
Akamai Technologies Inc.	3,524	129,331	*
eBay Inc.	23,090	851,790	*
Google Inc., Class A Shares	5,017	3,217,101	*
VeriSign Inc.	3,177	121,806
Yahoo! Inc.	24,299	369,831	*
Total Internet Software & Services		4,689,859
IT Services — 3.9%
Accenture PLC, Class A Shares	12,703	819,344

See Notes to Financial Statements.

16	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
IT Services — continued
Automatic Data Processing Inc.	9,649	$532,528
Cognizant Technology Solutions Corp., Class A Shares	6,024	463,547	*
Computer Sciences Corp.	3,042	91,078
Fidelity National Information Services Inc.	4,636	153,544
Fiserv Inc.	2,731	189,504	*
International Business Machines Corp.	23,011	4,801,245
MasterCard Inc., Class A Shares	2,095	881,031
Paychex Inc.	6,406	198,522
SAIC Inc.	5,450	71,940	*
Teradata Corp.	3,328	226,803	*
Total System Services Inc.	3,188	73,547
Visa Inc., Class A Shares	9,818	1,158,524
Western Union Co.	12,247	215,547
Total IT Services		9,876,704
Office Electronics — 0.1%
Xerox Corp.	25,936	209,563
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices Inc.	11,464	91,941	*
Altera Corp.	6,409	255,206
Analog Devices Inc.	5,875	237,350
Applied Materials Inc.	25,415	316,162
Broadcom Corp., Class A Shares	9,740	382,782	*
First Solar Inc.	1,194	29,910	*
Intel Corp.	99,119	2,786,235
KLA-Tencor Corp.	3,262	177,518
Linear Technology Corp.	4,511	152,021
LSI Corp.	11,027	95,714	*
Microchip Technology Inc.	3,773	140,356
Micron Technology Inc.	19,337	156,630	*
Novellus Systems Inc.	1,391	69,425	*
NVIDIA Corp.	12,084	185,973	*
Teradyne Inc.	3,703	62,544	*
Texas Instruments Inc.	22,851	768,022
Xilinx Inc.	5,184	188,853
Total Semiconductors & Semiconductor Equipment		6,096,642
Software — 3.8%
Adobe Systems Inc.	9,658	331,366	*
Autodesk Inc.	4,565	193,191	*

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	17

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Software — continued
BMC Software Inc.	3,281	$131,765	*
CA Inc.	7,161	197,357
Citrix Systems Inc.	3,634	286,759	*
Electronic Arts Inc.	6,538	107,746	*
Intuit Inc.	5,852	351,881
Microsoft Corp.	147,476	4,756,101
Oracle Corp.	77,079	2,247,624
Red Hat Inc.	3,781	226,444	*
Salesforce.com Inc.	2,672	412,851	*
Symantec Corp.	14,378	268,868	*
Total Software		9,511,953
Total Information Technology		51,947,858
Materials — 3.4%
Chemicals — 2.2%
Air Products & Chemicals Inc.	4,184	384,091
Airgas Inc.	1,358	120,821
CF Industries Holdings Inc.	1,327	242,377
Dow Chemical Co.	23,596	817,366
E.I. du Pont de Nemours & Co.	18,423	974,577
Eastman Chemical Co.	2,703	139,718
Ecolab Inc.	5,777	356,556
FMC Corp.	1,378	145,875
International Flavors & Fragrances Inc.	1,596	93,526
Monsanto Co.	10,613	846,493
Mosaic Co.	6,114	338,043
PPG Industries Inc.	3,008	288,166
Praxair Inc.	5,921	678,783
Sigma-Aldrich Corp.	2,393	174,833
Total Chemicals		5,601,225
Construction Materials — 0.1%
Vulcan Materials Co.	2,540	108,534
Containers & Packaging — 0.1%
Ball Corp.	3,117	133,657
Bemis Co. Inc.	2,026	65,420
Owens-Illinois Inc.	3,212	74,968	*
Sealed Air Corp.	3,851	74,363
Total Containers & Packaging		348,408
Metals & Mining — 0.8%
Alcoa Inc.	21,274	213,166

See Notes to Financial Statements.

18	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Metals & Mining — continued
Allegheny Technologies Inc.	2,140	$88,104
Cliffs Natural Resources Inc.	2,790	193,235
Freeport-McMoRan Copper & Gold Inc.	18,753	713,364
Newmont Mining Corp.	9,769	500,857
Nucor Corp.	6,352	272,818
Titanium Metals Corp.	1,629	22,089
United States Steel Corp.	2,849	83,675
Total Metals & Mining		2,087,308
Paper & Forest Products — 0.2%
International Paper Co.	8,514	298,841
MeadWestvaco Corp.	3,342	105,574
Total Paper & Forest Products		404,415
Total Materials		8,549,890
Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.5%
AT&T Inc.	116,896	3,650,662
CenturyLink Inc.	12,259	473,810
Frontier Communications Corp.	19,896	82,966
Verizon Communications Inc.	55,929	2,138,166
Windstream Corp.	11,576	135,555
Total Diversified Telecommunication Services		6,481,159
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.	4,889	260,779	*
MetroPCS Communications Inc.	5,794	52,262	*
Sprint Nextel Corp.	59,000	168,150	*
Total Wireless Telecommunication Services		481,191
Total Telecommunication Services		6,962,350
Utilities — 3.4%
Electric Utilities — 1.8%
American Electric Power Co. Inc.	9,555	368,632
Duke Energy Corp.	26,351	553,635
Edison International	6,412	272,574
Entergy Corp.	3,492	234,663
Exelon Corp.	16,800	658,728
FirstEnergy Corp.	8,278	377,394
NextEra Energy Inc.	8,250	503,910
Northeast Utilities	3,478	129,103
Pepco Holdings Inc.	4,510	85,194

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	19

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Electric Utilities — continued
Pinnacle West Capital Corp.	2,160	$103,464
PPL Corp.	11,459	323,831
Progress Energy Inc.	5,829	309,578
Southern Co.	16,970	762,462
Total Electric Utilities		4,683,168
Gas Utilities — 0.2%
AGL Resources Inc.	2,363	92,677
EQT Corp.	2,938	141,641
ONEOK Inc.	2,050	167,403
Total Gas Utilities		401,721
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	12,738	166,486	*
NRG Energy Inc.	4,492	70,389	*
Total Independent Power Producers & Energy Traders		236,875
Multi-Utilities — 1.3%
Ameren Corp.	4,781	155,765
CenterPoint Energy Inc.	8,412	165,885
CMS Energy Corp.	5,068	111,496
Consolidated Edison Inc.	5,763	336,674
Dominion Resources Inc.	11,276	577,444
DTE Energy Co.	3,346	184,130
Integrys Energy Group Inc.	1,553	82,293
NiSource Inc.	5,551	135,167
PG&E Corp.	8,142	353,444
Public Service Enterprise Group Inc.	9,973	305,274
SCANA Corp.	2,287	104,310
Sempra Energy	4,738	284,091
TECO Energy Inc.	4,268	74,903
Wisconsin Energy Corp.	4,533	159,471
Xcel Energy Inc.	9,630	254,906
Total Multi-Utilities		3,285,253
Total Utilities		8,607,017
Total Investments before Short-Term Investments (Cost — $177,211,501)		251,443,615

See Notes to Financial Statements.

20	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason Batterymarch S&P 500 Index Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 0.7%
Repurchase Agreements — 0.7%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity — $1,775,010; (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value — $1,810,501) (Cost — $1,775,000)	0.070%	4/2/12	$1,775,000	$1,775,000
Total Investments — 100.2% (Cost — $178,986,501#)				253,218,615
Liabilities in Excess of Other Assets — (0.2)%				(500,489)
Total Net Assets — 100.0%				$252,718,126

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 7).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

March 31, 2012

Assets:
Investments in unaffiliated securities, at value (Cost — $178,679,703)	$253,150,159
Investments in affiliated securities, at value (Cost — $306,798)	68,456
Cash	345
Deposits with brokers for open futures contracts	380,000
Dividends and interest receivable	337,206
Receivable for Fund shares sold	190,251
Receivable from broker — variation margin on open futures contracts	7,500
Prepaid expenses	21,530
Total Assets	254,155,447

Liabilities:
Payable for Fund shares repurchased	1,243,504
Service and/or distribution fees payable	40,155
Investment management fee payable	35,476
Trustees’ fees payable	7,316
Accrued expenses	110,870
Total Liabilities	1,437,321
Total Net Assets	$252,718,126

Net Assets:
Par value (Note 8)	$178
Paid-in capital in excess of par value	235,314,668
Undistributed net investment income	494,312
Accumulated net realized loss on investments and futures contracts	(57,377,635)
Net unrealized appreciation on investments and futures contracts	74,286,603
Total Net Assets	$252,718,126

Shares Outstanding:
Class A	16,851,174
Class D	903,812

Net Asset Value:
Class A	$14.23
Class D	$14.31

See Notes to Financial Statements.

22	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2012

Investment Income:
Dividends from unaffiliated investments	$2,592,137
Dividends from affiliated investments	644
Interest	955
Total Investment Income	2,593,736

Expenses:
Investment management fee (Note 2)	295,578
Service and/or distribution fees (Notes 2 and 5)	223,832
Transfer agent fees (Note 5)	120,309
Shareholder reports	20,745
Legal fees	20,580
Audit and tax	19,443
Registration fees	16,870
Fund accounting fees	11,823
Standard & Poor’s license fees	11,823
Trustees’ fees	11,288
Custody fees	4,205
Insurance	3,376
Miscellaneous expenses	2,739
Total Expenses	762,611
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(77,677)
Net Expenses	684,934
Net Investment Income	1,908,802

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	5,296,993
Investment transactions in affiliated securities	(28,553)
Futures contracts	547,672
Net Realized Gain	5,816,112
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated investments	45,492,292
Affiliated investments	33,527
Futures contracts	147,229
Change in Net Unrealized Appreciation (Depreciation)	45,673,048
Net Gain on Investments and Futures Contracts	51,489,160
Increase in Net Assets from Operations	$53,397,962

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended March 31, 2012 (unaudited) and the Year Ended September 30, 2011	2012	2011

Operations:
Net investment income	$1,908,802	$3,583,066
Net realized gain	5,816,112	16,274,585
Change in net unrealized appreciation (depreciation)	45,673,048	(14,896,737)
Increase in Net Assets From Operations	53,397,962	4,960,914

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,600,007)	(3,700,017)
Decrease in Net Assets From Distributions to Shareholders	(3,600,007)	(3,700,017)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	9,147,114	24,484,921
Reinvestment of distributions	3,586,563	3,686,904
Cost of shares repurchased	(25,581,997)	(56,355,792)
Decrease in Net Assets From Fund Share Transactions	(12,848,320)	(28,183,967)
Increase (Decrease) in Net Assets	36,949,635	(26,923,070)

Net Assets:
Beginning of period	215,768,491	242,691,561
End of period*	$252,718,126	$215,768,491
* Includes undistributed net investment income of:	$494,312	$2,185,517

See Notes to Financial Statements.

24	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2012[2]	2011	2010	2009[3]	2008[4]	2007[4]	2006[4]

Net asset value, beginning of period	$11.51	$11.61	$10.75	$ 9.06	$14.86	$14.36	$12.63

Income (loss) from operations:
Net investment income	0.10	0.18	0.16	0.13	0.22	0.21	0.18
Net realized and unrealized gain (loss)	2.82	(0.10)	0.88	1.59	(5.79)	0.51	1.74
Total income (loss) from operations	2.92	0.08	1.04	1.72	(5.57)	0.72	1.92

Less distributions from:
Net investment income	(0.20)	(0.18)	(0.18)	(0.03)	(0.23)	(0.22)	(0.19)
Total distributions	(0.20)	(0.18)	(0.18)	(0.03)	(0.23)	(0.22)	(0.19)

Net asset value, end of period	$14.23	$11.51	$11.61	$10.75	$9.06	$14.86	$14.36
Total return[5]	25.58%	0.56%	9.71%	19.00%	(37.47)%	5.03%	15.20%

Net assets, end of period (millions)	$240	$204	$229	$260	$239	$434	$459

Ratios to average net assets:
Gross expenses	0.65%[6]	0.61%	0.61%	0.62%[6]	0.57%	0.55%	0.57%[7]
Net expenses[8,9,10]	0.59 [6]	0.59	0.59	0.59 [6]	0.55	0.55	0.57 [7]
Net investment income	1.60 [6]	1.41	1.44	1.88 [6]	1.72	1.42	1.36

Portfolio turnover rate	2%	5%	7%[11]	4%	8%	6%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2012 (unaudited).

[3]	For the period January 1, 2009 through September 30, 2009.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to May 1, 2010, the expense limitation was 0.59% as a result of a contractual expense limitation.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Excludes the value of portfolio securities delivered as a result of in-kind redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	25

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2012[2]	2011	2010	2009[3]	2008[4]	2007[4]	2006[4]

Net asset value, beginning of period	$11.59	$11.68	$10.82	$9.11	$14.93	$14.43	$12.66

Income (loss) from operations:
Net investment income	0.12	0.21	0.19	0.14	0.24	0.25	0.20
Net realized and unrealized gain (loss)	2.82	(0.09)	0.87	1.60	(5.81)	0.50	1.78
Total income (loss) from operations	2.94	0.12	1.06	1.74	(5.57)	0.75	1.98

Less distributions from:
Net investment income	(0.22)	(0.21)	(0.20)	(0.03)	(0.25)	(0.25)	(0.21)
Total distributions	(0.22)	(0.21)	(0.20)	(0.03)	(0.25)	(0.25)	(0.21)

Net asset value, end of period	$14.31	$11.59	$11.68	$10.82	$9.11	$14.93	$14.43
Total return[5]	25.66%	0.85%[6]	9.80%	19.14%	(37.30)%	5.22%	15.66%

Net assets, end of period (millions)	$13	$12	$14	$17	$20	$39	$40

Ratios to average net assets:
Gross expenses	0.61%[7]	0.49%	0.47%	0.88%[7]	0.37%	0.39%	0.44%[8]
Net expenses[9,10,11]	0.39 [7]	0.39	0.39	0.39 [7]	0.36	0.35	0.40 [8]
Net investment income	1.79 [7]	1.61	1.65	2.09 [7]	1.92	1.62	1.47

Portfolio turnover rate	2%	5%	7%[12]	4%	8%	6%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2012 (unaudited).

[3]	For the period January 1, 2009 through September 30, 2009.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 0.76% for the year ended September 30, 2011.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.42% and 0.39%, respectively.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to May 1, 2010, the expense limitation was 0.39% as a result of a contractual expense limitation.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Excludes the value of portfolio securities delivered as a result of in-kind redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

26	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	27

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$251,443,615	—	—	$251,443,615
Short-term investments†	—	$1,775,000	—	1,775,000
Total investments	$251,443,615	$1,775,000	—	$253,218,615
Other financial instruments:
Futures contracts	$54,489	—	—	$54,489
Total	$251,498,104	$1,775,000	—	$253,273,104

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	29

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2012, no provision for income tax would be required in the Fund’s financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

30	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser(s) the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays Batterymarch and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended March 31, 2012, fees waived and/or expenses reimbursed amounted to $77,677.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	31

This change had no effect on fees previously deferred. As of March 31, 2012, the Fund had accrued $0 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,091,789
Sales	14,906,530

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$96,800,743
Gross unrealized depreciation	(22,568,629)
Net unrealized appreciation	$74,232,114

At March 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index Futures	6	6/12	$2,050,311	$2,104,800	$54,489

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2012.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$54,489

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

32	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$547,672

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$147,229

During the six months ended March 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,988,575

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a service and/or distribution fee with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets. Service and distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$223,832	$103,954
Class D	—	16,355
Total	$223,832	$120,309

For the six months ended March 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$63,611
Class D	14,066
Total	$77,677

6. Distributions to shareholders by class

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Net Investment Income:
Class A	$3,381,151	$3,464,750
Class D	218,856	235,267
Total	$3,600,007	$3,700,017

7. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	33

proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason for the six months ended March 31, 2012:

	Affiliate Value at 9/30/11	Purchased		Sold		Dividend Income	Affiliate Value at 3/31/12	Realized Loss
		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc.	$72,451	—	—	$37,522	367	$644	$68,456	$(28,553)

8. Shares of beneficial interest

At March 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	600,706	$7,881,650	1,514,842	$19,132,673
Shares issued on reinvestment	267,916	3,367,707	272,211	3,451,637
Shares repurchased	(1,728,959)	(22,466,001)	(3,766,687)	(48,327,446)
Net decrease	(860,337)	$(11,216,644)	(1,979,634)	$(25,743,136)

Class D
Shares sold	94,188	$1,265,464	407,086	$5,352,248
Shares issued on reinvestment	17,315	218,856	18,452	235,267
Shares repurchased	(233,634)	(3,115,996)	(610,531)	(8,028,346)
Net decrease	(122,131)	$(1,631,676)	(184,993)	$(2,440,831)

9. Capital loss carryforward

As of September 30, 2011, the Fund had a net capital loss carryforward of approximately $49,718,861, of which $18,924,111 expires in 2014, $11,834,597 expires in 2016, $18,922,191 expires in 2017 and $37,962 expires in 2018. These amounts will be available to offset any future taxable capital gains.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon

34	Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

Legg Mason Batterymarch S&P 500 Index Fund 2012 Semi-Annual Report	35

11. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

36	Legg Mason Batterymarch S&P 500 Index Fund

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Batterymarch Financial Management, Inc. (“Batterymarch”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with Batterymarch, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services.

Legg Mason Batterymarch S&P 500 Index Fund	37

The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and Batterymarch’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional S&P 500 Index funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2011. The Fund performed below the median for each period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2011, which showed that the Fund’s performance was slightly below the Lipper category average during the third quarter. After discussions with representatives of management, the Trustees noted that the Manager and Batterymarch were committed to providing the resources necessary to assist the portfolio managers and improve Fund performance relative to the S&P 500 Index.

38	Legg Mason Batterymarch S&P 500 Index Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Based on its review, the Board generally was satisfied with management’s efforts to improve Fund performance relative to the S&P 500 Index going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s contractual fee waiver and/or expense reimbursement arrangement in effect for the Fund, which partially reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and Batterymarch charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of seven retail no-load S&P 500 Index funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail no-load S&P 500 Index funds (the “Expense Universe”). This information showed that, while the Fund’s Contractual Management Fee was lower than the median of management fees paid by the funds in the Expense Group, the Fund’s Actual Management Fee was higher

Legg Mason Batterymarch S&P 500 Index Fund	39

than the median of management fees paid by the funds in the Expense Group and higher than the average management fee paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and higher than the average total expense ratio of the funds in the Expense Universe. The Trustees noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2013.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

40	Legg Mason Batterymarch S&P 500 Index Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason Batterymarch

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Batterymarch S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Batterymarch S&P 500 Index Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/12 SR12-1638

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Office of
Legg Mason Partners Equity Trust

Date:	May 23, 2012

By:	/s/ RICHARD F. SENNETT
(Richard F. Sennett)
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	May 23, 2012